Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues (notes 5 and 11)	$ 1,268,000	$ 1,416,424	$ 1,110,284
Voyage expenses	(129,910)	(151,808)	(99,444)
Vessel operating expenses (note 11)	(426,951)	(437,671)	(353,564)
Time-charter hire expenses	(44,427)	(52,616)	(80,315)
Depreciation and amortization (note 1)	(349,379)	(372,290)	(309,975)
General and administrative (notes 11 and 17)	(76,245)	(65,427)	(62,249)
(Write-down) and gain on sale of vessels (notes 3 and 18)	(332,125)	(223,355)	(318,078)
Restructuring charge (note 10)	0	1,520	2,664
Operating (loss) income	(91,037)	111,737	(116,005)
Interest expense (notes 8, 11 and 12)	(205,709)	(199,395)	(154,890)
Interest income	5,111	3,598	2,707
Realized and unrealized (loss) gain on derivative instruments (note 12)	(85,195)	12,808	(42,853)
Equity income (note 19)	32,794	39,458	14,442
Foreign currency exchange gain (loss) (note 12)	2,193	(9,413)	(14,006)
Losses on debt repurchases (notes 8 and 11k)	0	(55,479)	(3,102)
Other (expense) income - net	(1,225)	(4,602)	14,167
Loss before income tax (expense) recovery	(343,068)	(101,288)	(299,540)
Income tax (expense) recovery (note 13)	(7,827)	(22,657)	98
Net loss	(350,895)	(123,945)	(299,442)
Non-controlling interests in net loss	(1,384)	(7,161)	3,764
Preferred unitholders' interest in net loss (note 16)	32,150	31,485	42,065
General Partner’s interest in net loss	(2,891)	(1,128)	(5,770)
Limited partners' interest in net loss	(378,770)	(147,141)	(339,501)
Limited partners' interest in net loss for basic net loss per common unit (note 16)	$ (378,770)	$ (147,141)	$ (320,749)
Limited partners' interest in net (loss) income per common unit:
- basic (USD per unit)	$ (0.92)	$ (0.36)	$ (1.45)
- diluted (USD per unit)	$ (0.92)	$ (0.36)	$ (1.46)
Weighted-average number of common units outstanding:
- basic (in units)	410,727,035	410,261,239	220,755,937
- diluted (in units)	410,727,035	410,261,239	229,940,120